Summary of Significant Accounting Policies - Estimated useful lives (Details)	Dec. 31, 2025
Computers, electrical equipment and production machinery | Minimum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	1 year
Computers, electrical equipment and production machinery | Maximum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	5 years
Medical equipments | Minimum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	3 years
Medical equipments | Maximum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	5 years
Office equipment, furniture and others | Minimum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	1 year
Office equipment, furniture and others | Maximum [Member]
Summary of Significant Accounting Policies
Estimated useful lives	10 years
Building
Summary of Significant Accounting Policies
Estimated useful lives	20 years